Related Party Transactions - Additional Information (Detail) - USD ($)							9 Months Ended
	Dec. 31, 2020	Nov. 24, 2020	Nov. 13, 2020	Nov. 10, 2020	Jul. 18, 2020	Jul. 08, 2020	Mar. 31, 2021	Jul. 17, 2020
Offering costs for an aggregate price						$ 25,000	$ 25,000
Share transfer restriction, threshold consecutive trading days							20 days
Share transfer restriction, threshold trading days							30 days
Number of days for a particular event to get over for determning trading period							150 days
Repayment of related party debt							$ 150,000
Related Party Loans [Member]
Working Capital Loans							$ 1,500,000
Convertible price for warrants							$ 1.50
Unsecured promissory Note [Member]
Repayment of related party debt			$ 150,000
Chief Operating Officer [Member] | Unsecured promissory Note [Member]
Debt instrument face value								$ 150,000
Founder Shares [Member]
Common Stock, Shares Issued		6,358,750
Common Stock, Shares Outstanding		6,358,750
Founder Shares [Member] | Board Of Directors [Member]
Shares transferred to related party				1,437,500
Common Class B [Member]
Stock shares issued during the period | shares					8,625,000
Common Stock, Shares Issued				7,187,500			6,358,750
Common Stock, Shares Outstanding				7,187,500			6,358,750
Common Class B [Member] | Founder Shares [Member]
Common Stock, Shares Issued				7,187,500
Common Stock, Shares Outstanding				7,187,500
Percentage of common stock shares outstanding							20.00%
Common stock shares not subject to forfeiture		108,750
Share based compensation other than employee stock scheme shares forfeited during the period		828,750
Common Class B [Member] | Shares Subject to Forfeiture [Member]
Stock shares issued during the period | shares	937,500
Sponsor [Member] | Minimum [Member]
Share Price							$ 12.00